Interests in joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Disclosure Of Detailed Information About Joint Venture Explanatory

Name of entity	Place of business	Ownership interest		Carrying Amount
		2024	2023	2024	2023
Alvotech & CCHN Biopharmaceutical Co., Ltd.	China	—%	50%	—%	18,494

Schedule of Changes in Groups Interest in a Joint Venture
The following table provides the change in the Group’s interest in a joint venture during the years ended 31 December 2024 and 2023:

	2024	2023
Balance at 1 January	18,494	48,568
Share in losses	—	(7,153)
Sale of shares in joint venture	(18,494)	—
Translation difference	—	(1,402)
Balance at 31 December	—	18,494